Aug. 01, 2017

Supplement dated October 4, 2017

to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust II
Columbia India Infrastructure ETF	8/1/2017
The information under the caption “Fees and Expenses of the Fund" in the “Summary of Columbia India Infrastructure ETF" section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.85%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(b)	0.01%
Total annual Fund operating expenses	0.86%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Other expenses have been restated to reflect current fees paid by the Fund.
The expense example table under the caption “Fees and Expenses of the Fund – Example”, in the “Summary of Columbia India Infrastructure ETF” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

1 year	3 years	5 years	10 years
$88	$274	$477	$1,061
The rest of the section remains the same.